Debt -10Q (Tables)	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Schedule of Notes Payable
The outstanding balances for the loans as of December 31, 2022 and 2021 were as follows:

	December 31, 2022	December 31, 2021
Lines of credit, current portion	$7,426,814	$4,473,489
Equipment loans, current portion	68,410	61,640
Term notes, current portion	3,132,726	5,628,884
Total current	10,627,950	10,164,013
Line of credit, net of current portion	7,215,520	5,640,051
Long-term portion of equipment loans and term notes	4,266,350	8,426,105
Total notes payable	$22,109,820	$24,230,169
The outstanding balances for the loans as of June 30, 2023, and December 31, 2022, were as follows:

	June 30, 2023	December 31, 2022
Lines of credit, current portion	$8,699,609	$7,426,814
Equipment loans, current portion	76,072	68,410
Related party term notes, current portion	555,000	—
Term notes, current portion	6,094,400	3,132,726
Total current	15,425,081	10,627,950
Lines of credit, net of current portion	4,058,411	7,215,520
Long-term portion of equipment loans and term notes	2,144,048	4,266,350
Total notes payable and lines of credit	$21,627,540	$22,109,820

Schedule of Maturities of Long-term Debt	Future scheduled maturities of outstanding debt are as follows:

Twelve Months Ending June 30,
2024	$15,425,081
2025	1,743,815
2026	669,034
2027	123,428
2028	3,594,396
Thereafter	71,786
Total	$21,627,540